Average Annual Total Returns			12 Months Ended	45 Months Ended	60 Months Ended	83 Months Ended	97 Months Ended	105 Months Ended	112 Months Ended	118 Months Ended	120 Months Ended	167 Months Ended	173 Months Ended	174 Months Ended	203 Months Ended
		Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
American Funds 2065 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			14.21%	12.66%
Performance Inception Date		Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.78%	12.17%
American Funds 2065 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.77%	9.98%
American Funds 2065 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			19.21%	13.67%
Performance Inception Date		Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			21.16%	14.50%
Performance Inception Date		Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			21.41%	14.78%
Performance Inception Date		Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			21.55%	14.87%
Performance Inception Date		Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			20.29%	13.95%
Performance Inception Date		Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			20.31%	13.62%
Performance Inception Date		Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			20.82%	14.14%
Performance Inception Date		Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			21.17%	14.49%
Performance Inception Date		Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			21.53%	14.82%
Performance Inception Date		Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			21.55%	14.87%
Performance Inception Date		Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			20.66%	13.99%
Performance Inception Date		Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			21.48%	14.71%
Performance Inception Date		Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		26.29%	20.12%
American Funds 2065 Target Date Retirement Fund | S&P Target Date 2065+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.84%	15.79%
American Funds 2065 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%	(1.45%)
American Funds 2060 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			14.14%		9.61%			7.78%
Performance Inception Date		Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.61%		8.74%			7.07%
American Funds 2060 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.81%		7.55%			6.18%
American Funds 2060 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			19.35%		10.13%			7.77%
Performance Inception Date		Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			21.14%		10.92%			8.51%
Performance Inception Date		Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			21.50%		11.22%			8.78%
Performance Inception Date		Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			21.56%		11.33%	9.77%
Performance Inception Date		Jan. 27, 2017
American Funds 2060 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			20.27%		10.12%			7.77%
Performance Inception Date		Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			20.28%		10.11%			7.71%
Performance Inception Date		Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			20.75%		10.60%			8.17%
Performance Inception Date		Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			21.20%		10.93%			8.51%
Performance Inception Date		Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			21.50%		11.25%			8.82%
Performance Inception Date		Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			21.61%		11.32%			8.88%
Performance Inception Date		Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			20.61%		10.43%			8.08%
Performance Inception Date		Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			21.38%		11.14%		9.40%
Performance Inception Date		Nov. 20, 2015
American Funds 2060 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		26.29%		15.69%			12.11%
American Funds 2060 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.53%		1.10%			1.22%
American Funds 2060 Target Date Retirement Fund | S&P Target Date 2060 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		19.74%		11.04%			8.19%
American Funds 2055 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			14.09%		9.68%						7.74%	9.39%
Performance Inception Date		Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.54%		8.69%						6.85%
American Funds 2055 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.80%		7.60%						6.12%
American Funds 2055 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			19.10%		10.16%					7.77%
Performance Inception Date		Feb. 21, 2014
American Funds 2055 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			20.99%		10.94%					8.41%
Performance Inception Date		Feb. 21, 2014
American Funds 2055 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			21.29%		11.25%					8.68%
Performance Inception Date		Feb. 21, 2014
American Funds 2055 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			21.39%		11.35%	9.80%
Performance Inception Date		Jan. 27, 2017
American Funds 2055 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			20.09%		10.12%						7.53%	8.99%
Performance Inception Date		Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			20.09%		10.13%						7.56%	9.04%
Performance Inception Date		Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			20.61%		10.62%						8.03%	9.49%
Performance Inception Date		Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			21.01%		10.96%						8.36%	9.83%
Performance Inception Date		Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			21.32%		11.29%						8.68%	10.16%
Performance Inception Date		Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			21.40%		11.35%						8.73%	10.21%
Performance Inception Date		Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			20.44%		10.46%				7.79%
Performance Inception Date		Aug. 29, 2014
American Funds 2055 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			21.26%		11.18%		9.43%
Performance Inception Date		Nov. 20, 2015
American Funds 2055 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		26.29%		15.69%						12.03%	13.40%
American Funds 2055 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.53%		1.10%						1.81%	2.37%
American Funds 2055 Target Date Retirement Fund | S&P Target Date 2055 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		19.62%		10.98%						7.99%	9.60%
American Funds 2050 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			13.39%		9.72%						7.78%				7.01%
Performance Inception Date		Feb. 01, 2007
American Funds 2050 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.79%		8.68%						6.81%
American Funds 2050 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.39%		7.62%						6.12%
American Funds 2050 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			18.45%		10.21%					7.80%
Performance Inception Date		Feb. 21, 2014
American Funds 2050 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			20.33%		11.01%					8.44%
Performance Inception Date		Feb. 21, 2014
American Funds 2050 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			20.69%		11.32%					8.72%
Performance Inception Date		Feb. 21, 2014
American Funds 2050 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			20.80%		11.40%	9.84%
Performance Inception Date		Jan. 27, 2017
American Funds 2050 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			19.41%		10.16%						7.55%				6.55%
Performance Inception Date		Feb. 01, 2007
American Funds 2050 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			19.42%		10.18%						7.60%				6.59%
Performance Inception Date		Feb. 01, 2007
American Funds 2050 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			20.04%		10.68%						8.06%				7.03%
Performance Inception Date		Feb. 01, 2007
American Funds 2050 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			20.37%		11.02%						8.39%				7.37%
Performance Inception Date		Feb. 01, 2007
American Funds 2050 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			20.68%		11.35%						8.72%				7.69%
Performance Inception Date		Feb. 01, 2007
American Funds 2050 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			20.83%		11.41%						8.77%			11.26%
Performance Inception Date		Jul. 13, 2009
American Funds 2050 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			19.82%		10.52%				7.80%
Performance Inception Date		Aug. 29, 2014
American Funds 2050 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			20.55%		11.24%		9.46%
Performance Inception Date		Nov. 20, 2015
American Funds 2050 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		26.29%		15.69%						12.03%				14.42%
American Funds 2050 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		5.53%		1.10%						1.81%				2.56%
American Funds 2050 Target Date Retirement Fund | S&P Target Date 2050 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		19.58%		10.92%						7.92%				10.54%
American Funds 2045 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			12.84%		9.70%						7.73%				6.99%
Performance Inception Date		Feb. 01, 2007
American Funds 2045 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.20%		8.65%						6.77%
American Funds 2045 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.07%		7.60%						6.09%
American Funds 2045 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			17.80%		10.16%					7.75%
Performance Inception Date		Feb. 21, 2014
American Funds 2045 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			19.66%		10.94%					8.39%
Performance Inception Date		Feb. 21, 2014
American Funds 2045 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			20.00%		11.26%					8.67%
Performance Inception Date		Feb. 21, 2014
American Funds 2045 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			20.13%		11.36%	9.79%
Performance Inception Date		Jan. 27, 2017
American Funds 2045 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			18.80%		10.13%						7.52%				6.53%
Performance Inception Date		Feb. 01, 2007
American Funds 2045 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			18.73%		10.14%						7.55%				6.56%
Performance Inception Date		Feb. 01, 2007
American Funds 2045 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			19.38%		10.64%						8.02%				7.01%
Performance Inception Date		Feb. 01, 2007
American Funds 2045 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			19.70%		10.96%						8.34%				7.34%
Performance Inception Date		Feb. 01, 2007
American Funds 2045 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			20.06%		11.30%						8.67%				7.67%
Performance Inception Date		Feb. 01, 2007
American Funds 2045 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			20.15%		11.35%						8.73%			11.22%
Performance Inception Date		Jul. 13, 2009
American Funds 2045 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			19.11%		10.46%				7.76%
Performance Inception Date		Aug. 29, 2014
American Funds 2045 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			19.96%		11.20%		9.41%
Performance Inception Date		Nov. 20, 2015
American Funds 2045 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		26.29%		15.69%						12.03%				14.42%
American Funds 2045 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		5.53%		1.10%						1.81%				2.56%
American Funds 2045 Target Date Retirement Fund | S&P Target Date 2045 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		19.14%		10.68%						7.76%				10.37%
American Funds 2040 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			12.12%		9.51%						7.59%				6.91%
Performance Inception Date		Feb. 01, 2007
American Funds 2040 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.44%		8.45%						6.59%
American Funds 2040 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.62%		7.44%						5.96%
American Funds 2040 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			17.10%		9.98%					7.61%
Performance Inception Date		Feb. 21, 2014
American Funds 2040 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			18.94%		10.78%					8.24%
Performance Inception Date		Feb. 21, 2014
American Funds 2040 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			19.24%		11.08%					8.53%
Performance Inception Date		Feb. 21, 2014
American Funds 2040 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			19.35%		11.18%	9.63%
Performance Inception Date		Jan. 27, 2017
American Funds 2040 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			18.06%		9.95%						7.38%				6.45%
Performance Inception Date		Feb. 01, 2007
American Funds 2040 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			18.07%		9.96%						7.41%				6.48%
Performance Inception Date		Feb. 01, 2007
American Funds 2040 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			18.59%		10.45%						7.88%				6.92%
Performance Inception Date		Feb. 01, 2007
American Funds 2040 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			18.98%		10.78%						8.21%				7.26%
Performance Inception Date		Feb. 01, 2007
American Funds 2040 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			19.31%		11.13%						8.53%				7.58%
Performance Inception Date		Feb. 01, 2007
American Funds 2040 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			19.33%		11.17%						8.58%		10.55%
Performance Inception Date		Jul. 27, 2009
American Funds 2040 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			18.44%		10.28%				7.60%
Performance Inception Date		Aug. 29, 2014
American Funds 2040 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			19.24%		11.01%		9.26%
Performance Inception Date		Nov. 20, 2015
American Funds 2040 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		26.29%		15.69%						12.03%				13.78%
American Funds 2040 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		5.53%		1.10%						1.81%				2.61%
American Funds 2040 Target Date Retirement Fund | S&P Target Date 2040 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		18.16%		10.22%						7.49%				9.47%
American Funds 2035 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.82%		8.72%						7.15%				6.62%
Performance Inception Date		Feb. 01, 2007
American Funds 2035 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.07%		7.64%						6.14%
American Funds 2035 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.20%		6.77%						5.58%
American Funds 2035 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			14.69%		9.21%					7.17%
Performance Inception Date		Feb. 21, 2014
American Funds 2035 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			16.46%		9.98%					7.80%
Performance Inception Date		Feb. 21, 2014
American Funds 2035 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			16.84%		10.31%					8.09%
Performance Inception Date		Feb. 21, 2014
American Funds 2035 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			16.90%		10.39%	9.04%
Performance Inception Date		Jan. 27, 2017
American Funds 2035 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			15.67%		9.17%						6.95%				6.17%
Performance Inception Date		Feb. 01, 2007
American Funds 2035 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			15.64%		9.18%						6.98%				6.20%
Performance Inception Date		Feb. 01, 2007
American Funds 2035 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			16.18%		9.68%						7.45%				6.64%
Performance Inception Date		Feb. 01, 2007
American Funds 2035 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			16.46%		10.01%						7.77%				6.98%
Performance Inception Date		Feb. 01, 2007
American Funds 2035 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			16.83%		10.33%						8.09%				7.30%
Performance Inception Date		Feb. 01, 2007
American Funds 2035 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			16.90%		10.39%						8.15%			10.77%
Performance Inception Date		Jul. 13, 2009
American Funds 2035 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			15.96%		9.51%				7.15%
Performance Inception Date		Aug. 29, 2014
American Funds 2035 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			16.75%		10.23%		8.72%
Performance Inception Date		Nov. 20, 2015
American Funds 2035 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		26.29%		15.69%						12.03%				14.42%
American Funds 2035 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		5.53%		1.10%						1.81%				2.56%
American Funds 2035 Target Date Retirement Fund | S&P Target Date 2035 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		16.63%		9.44%						7.04%				9.62%
American Funds 2030 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			7.49%		7.26%						6.25%				6.09%
Performance Inception Date		Feb. 01, 2007
American Funds 2030 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.67%		6.16%						5.23%
American Funds 2030 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.77%		5.57%						4.82%
American Funds 2030 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			12.28%		7.73%					6.26%
Performance Inception Date		Feb. 21, 2014
American Funds 2030 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			14.03%		8.50%					6.89%
Performance Inception Date		Feb. 21, 2014
American Funds 2030 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			14.36%		8.81%					7.18%
Performance Inception Date		Feb. 21, 2014
American Funds 2030 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			14.50%		8.90%	7.85%
Performance Inception Date		Jan. 27, 2017
American Funds 2030 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			13.21%		7.71%						6.06%				5.65%
Performance Inception Date		Feb. 01, 2007
American Funds 2030 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			13.19%		7.71%						6.09%				5.67%
Performance Inception Date		Feb. 01, 2007
American Funds 2030 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			13.70%		8.20%						6.55%				6.12%
Performance Inception Date		Feb. 01, 2007
American Funds 2030 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			14.10%		8.52%						6.88%				6.45%
Performance Inception Date		Feb. 01, 2007
American Funds 2030 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			14.38%		8.85%						7.20%				6.77%
Performance Inception Date		Feb. 01, 2007
American Funds 2030 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			14.52%		8.90%						7.25%			10.11%
Performance Inception Date		Jul. 13, 2009
American Funds 2030 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			13.57%		8.04%				6.19%
Performance Inception Date		Aug. 29, 2014
American Funds 2030 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			14.26%		8.74%		7.63%
Performance Inception Date		Nov. 20, 2015
American Funds 2030 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		26.29%		15.69%						12.03%				14.42%
American Funds 2030 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		5.53%		1.10%						1.81%				2.56%
American Funds 2030 Target Date Retirement Fund | S&P Target Date 2030 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		14.80%		8.42%						6.44%				8.99%
American Funds 2025 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.15%		6.19%						5.42%				5.44%
Performance Inception Date		Feb. 01, 2007
American Funds 2025 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.20%		5.08%						4.40%
American Funds 2025 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.37%		4.68%						4.12%
American Funds 2025 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			9.81%		6.68%					5.43%
Performance Inception Date		Feb. 21, 2014
American Funds 2025 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			11.63%		7.44%					6.05%
Performance Inception Date		Feb. 21, 2014
American Funds 2025 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			11.93%		7.75%					6.34%
Performance Inception Date		Feb. 21, 2014
American Funds 2025 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			12.00%		7.84%	6.88%
Performance Inception Date		Jan. 27, 2017
American Funds 2025 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			10.76%		6.65%						5.23%				5.00%
Performance Inception Date		Feb. 01, 2007
American Funds 2025 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			10.78%		6.67%						5.27%				5.03%
Performance Inception Date		Feb. 01, 2007
American Funds 2025 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			11.28%		7.13%						5.72%				5.47%
Performance Inception Date		Feb. 01, 2007
American Funds 2025 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			11.57%		7.46%						6.05%				5.80%
Performance Inception Date		Feb. 01, 2007
American Funds 2025 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			11.92%		7.78%						6.36%				6.12%
Performance Inception Date		Feb. 01, 2007
American Funds 2025 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			11.95%		7.84%						6.41%			9.30%
Performance Inception Date		Jul. 13, 2009
American Funds 2025 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			11.15%		6.98%				5.35%
Performance Inception Date		Aug. 29, 2014
American Funds 2025 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			11.81%		7.67%		6.72%
Performance Inception Date		Nov. 20, 2015
American Funds 2025 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		26.29%		15.69%						12.03%				14.42%
American Funds 2025 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		5.53%		1.10%						1.81%				2.56%
American Funds 2025 Target Date Retirement Fund | S&P Target Date 2025 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		12.99%		7.42%						5.85%				8.31%
American Funds 2020 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.75%		5.28%						4.80%				4.79%
Performance Inception Date		Feb. 01, 2007
American Funds 2020 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.71%		4.07%						3.76%
American Funds 2020 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.51%		3.90%						3.58%
American Funds 2020 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			8.25%		5.75%					4.79%
Performance Inception Date		Feb. 21, 2014
American Funds 2020 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			10.03%		6.50%					5.41%
Performance Inception Date		Feb. 21, 2014
American Funds 2020 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			10.34%		6.79%					5.69%
Performance Inception Date		Feb. 21, 2014
American Funds 2020 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			10.51%		6.90%	6.05%
Performance Inception Date		Jan. 27, 2017
American Funds 2020 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			9.28%		5.71%						4.61%				4.36%
Performance Inception Date		Feb. 01, 2007
American Funds 2020 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			9.21%		5.72%						4.63%				4.39%
Performance Inception Date		Feb. 01, 2007
American Funds 2020 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			9.78%		6.19%						5.09%				4.83%
Performance Inception Date		Feb. 01, 2007
American Funds 2020 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			10.04%		6.51%						5.40%				5.15%
Performance Inception Date		Feb. 01, 2007
American Funds 2020 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			10.36%		6.82%						5.73%				5.47%
Performance Inception Date		Feb. 01, 2007
American Funds 2020 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			10.46%		6.89%						5.78%			8.32%
Performance Inception Date		Jul. 13, 2009
American Funds 2020 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			9.62%		6.03%				4.69%
Performance Inception Date		Aug. 29, 2014
American Funds 2020 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			10.30%		6.74%		5.96%
Performance Inception Date		Nov. 20, 2015
American Funds 2020 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		26.29%		15.69%						12.03%				14.42%
American Funds 2020 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		5.53%		1.10%						1.81%				2.56%
American Funds 2020 Target Date Retirement Fund | S&P Target Date 2020 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		12.32%		6.47%						5.28%				7.58%
American Funds 2015 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.93%		4.89%						4.41%				4.50%
Performance Inception Date		Feb. 01, 2007
American Funds 2015 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.82%		3.73%						3.33%
American Funds 2015 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.05%		3.58%						3.23%
American Funds 2015 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			7.39%		5.36%					4.40%
Performance Inception Date		Feb. 21, 2014
American Funds 2015 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			9.17%		6.13%					5.01%
Performance Inception Date		Feb. 21, 2014
American Funds 2015 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			9.52%		6.43%					5.30%
Performance Inception Date		Feb. 21, 2014
American Funds 2015 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			9.59%		6.50%	5.60%
Performance Inception Date		Jan. 27, 2017
American Funds 2015 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			8.93%		5.81%						4.70%				4.54%
Performance Inception Date		Feb. 01, 2007
American Funds 2015 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			9.20%		6.15%						5.03%				4.87%
Performance Inception Date		Feb. 01, 2007
American Funds 2015 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			9.46%		6.46%						5.34%				5.18%
Performance Inception Date		Feb. 01, 2007
American Funds 2015 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			8.37%		5.33%						4.22%				4.07%
Performance Inception Date		Feb. 01, 2007
American Funds 2015 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			8.31%		5.33%						4.25%				4.11%
Performance Inception Date		Feb. 01, 2007
American Funds 2015 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			9.57%		6.51%						5.39%			7.69%
Performance Inception Date		Jul. 13, 2009
American Funds 2015 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			8.77%		5.67%				4.30%
Performance Inception Date		Aug. 29, 2014
American Funds 2015 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			9.37%		6.35%		5.60%
Performance Inception Date		Nov. 20, 2015
American Funds 2015 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		26.29%		15.69%						12.03%				14.42%
American Funds 2015 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		5.53%		1.10%						1.81%				2.56%
American Funds 2015 Target Date Retirement Fund | S&P Target Date 2015 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		11.38%		6.10%						4.94%				6.95%
American Funds 2010 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.19%		4.49%						4.13%				4.21%
Performance Inception Date		Feb. 01, 2007
American Funds 2010 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.07%		3.43%						3.12%
American Funds 2010 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.60%		3.26%						3.01%
American Funds 2010 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.53%		4.94%					4.10%
Performance Inception Date		Feb. 21, 2014
American Funds 2010 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			8.26%		5.70%					4.70%
Performance Inception Date		Feb. 21, 2014
American Funds 2010 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			8.62%		5.98%					4.99%
Performance Inception Date		Feb. 21, 2014
American Funds 2010 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			8.70%		6.09%	5.24%
Performance Inception Date		Jan. 27, 2017
American Funds 2010 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			7.58%		4.94%						3.94%				3.78%
Performance Inception Date		Feb. 01, 2007
American Funds 2010 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			7.53%		4.91%						3.97%				3.81%
Performance Inception Date		Feb. 01, 2007
American Funds 2010 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			8.00%		5.39%						4.41%				4.24%
Performance Inception Date		Feb. 01, 2007
American Funds 2010 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			8.32%		5.69%						4.73%				4.57%
Performance Inception Date		Feb. 01, 2007
American Funds 2010 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			8.68%		6.03%						5.05%				4.88%
Performance Inception Date		Feb. 01, 2007
American Funds 2010 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			8.67%		6.07%						5.10%			7.23%
Performance Inception Date		Jul. 13, 2009
American Funds 2010 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			7.85%		5.23%				3.98%
Performance Inception Date		Aug. 29, 2014
American Funds 2010 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			8.56%		5.93%		5.27%
Performance Inception Date		Nov. 20, 2015
American Funds 2010 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		26.29%		15.69%						12.03%				14.42%
American Funds 2010 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		5.53%		1.10%						1.81%				2.56%
American Funds 2010 Target Date Retirement Fund | S&P Target Date 2010 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		10.79%		5.61%						4.50%				6.18%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date 2065+ Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[2]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date 2060 Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[3]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date 2055 Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[4]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date 2050 Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[5]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date 2045 Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[6]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date 2040 Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[7]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date 2035 Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[8]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date 2030 Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[9]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date 2025 Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[10]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date 2020 Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[11]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date 2015 Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[12]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date 2010 Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.